Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity
Schedule of outstanding warrants

Number of
warrants	Exercise Price		Expiration Date
250,000		$5.14	January 6, 2032
100,000		$3.05	February 26, 2031
100,000	$	n/a1	February 26, 2031
56,397		$0.02	December 31, 2026